Stock-Based Compensation - (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 31, 2017	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares, issued		13,241,000	12,410,000	148,138,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		3,854,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.88
Amount of employee loan recognized with in additional capital		$ 0.8	$ 1.0
Amount of share based compensation recognized as a reduction to accounts payable		1.2
Non Employee stock Based Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based payment arrangement, expense		$ 1.0	$ 0.8
2017 Stock Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period, shares, employee benefit plan	3,100,000
Common stock, capital shares reserved for future issuance		38,100,000
Percentage of voting interest in company		10.00%
Common stock, shares, issued		9,600,000	900,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		2,200,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.75	$ 0.65
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms		3 years 2 months 12 days	2 years 10 months 20 days
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount		$ 3.4	$ 3.9
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding		0.7	0.5
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested		0.4	0.3
Proceeds from stock plans		$ 0.6	$ 0.6
2017 Stock Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance		11,300,000	26,700,000